Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 266,446	$ 71,293	$ 322,921	$ 79,272	$ 16,034
Value-based care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	246,575	27,259	220,852	26,038
Software licensing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,756	35,964	60,052	24,603	2,002
Clinical services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 12,115	$ 8,070	$ 42,017	$ 28,631	$ 14,032